                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21339
                                  ---------------------------------------------

                 MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1888 378-1630
                                                   ----------------------------

Date of fiscal year end:  10/31/04
                        --------------------------
Date of reporting period:  4/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                          2004 SEMI-ANNUAL REPORT

[MORGAN STANLEY LOGO]                     APRIL 30, 2004


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS


MONEY MARKET PORTFOLIO

PRIME PORTFOLIO

TAX-EXEMPT PORTFOLIO

                                          2004 SEMI-ANNUAL REPORT

                                          April 30, 2004

TABLE OF CONTENTS

SHAREHOLDER'S LETTER                     3

STATEMENTS OF NET ASSETS

Money Market Portfolio                   4

Prime Portfolio                          6

Tax-Exempt Portfolio                     9

STATEMENTS OF OPERATIONS                11

STATEMENTS OF CHANGES IN NET ASSETS     12

FINANCIAL HIGHLIGHTS                    13

NOTES TO FINANCIAL STATEMENTS           14

TRUSTEE AND OFFICER INFORMATION         16


This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or SAI, which contains more complete information such as charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, yields, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

2004 SEMI-ANNUAL REPORT

April 30, 2004 (unaudited)

                 (This page has been left blank intentionally.)

                                          2004 SEMI-ANNUAL REPORT

                                          April 30, 2004 (unaudited)

SHAREHOLDER'S LETTER

Dear Shareholders:

OVERVIEW

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (MSILF) Semi-Annual Report for the period ended April 30, 2004. MSILF currently offers three portfolios (Money Market, Prime, and Tax-Exempt) designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

PERFORMANCE

The seven-day current and seven-day effective yields (which assume an annualization of the current yield with all dividends reinvested) as of April 30, 2004, were as follows:

          PORTFOLIO                              7-DAY CURRENT YIELD   7-DAY EFFECTIVE YIELD
          ---------                              -------------------   ---------------------
          Money Market -- Institutional Class           1.05%                  1.06%
          Money Market -- Advisory Class                0.80%                  0.81%

          Prime -- Institutional Class                  1.03%                  1.03%
          Prime -- Advisory Class*                       N/A                    N/A

          Tax-Exempt -- Institutional Class             1.05%                  1.06%

* The Prime Portfolio offers both Institutional and Advisory Class Shares. The seven-day current and seven-day effective yields are not shown for Advisory Class Shares at April 30, 2004 due to an operational period of less than seven days on that date.

The yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessary indicative of future performance.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President--
Principal Executive Officer

June 2004

2004 SEMI-ANNUAL REPORT

April 30, 2004 (unaudited)

     STATEMENT OF NET ASSETS

     MONEY MARKET PORTFOLIO

                                                                        FACE
                                                                      AMOUNT          VALUE
                                                                       (000)          (000)
     --------------------------------------------------------------------------------------
     CERTIFICATE OF DEPOSIT (17.9%)
     INTERNATIONAL BANKS (12.6%)
     ANZ Banking Group Ltd.
       1.025%, 5/4/04                                          $      35,000     $   35,000
     Banque Nationale de Paris/New York
       1.39%, 8/5/04                                                   2,000          2,001
     Barclays Bank plc/New York
       1.025%, 3/31/05                                             (b)10,000          9,997
       1.03%, 3/24/05                                              (b)10,000          9,998
     Natexis Banque/New York
       1.20%, 5/10/04                                                 25,000         25,001
     Rabobank Nederlander NV/New York
       1.315%, 12/20/04                                               30,000         30,011
     Royal Bank of Scotland/New York
       1.03%, 4/20/05                                              (b)25,000         24,995
     UBS AG
       1.47%, 5/6/05                                                  25,000         24,995
     --------------------------------------------------------------------------------------
                                                                                    161,998
     ======================================================================================
     MAJOR BANKS (5.3%)
     First Tennessee Bank NA
       1.03%, 5/12/04 - 5/17/04                                       35,000         35,000
     State Street Bank & Trust Co.
       1.04%, 6/28/04                                                 17,500         17,500
     US Bank National Association
       1.19%, 11/29/04                                                15,000         15,000
     --------------------------------------------------------------------------------------
                                                                                     67,500
     ======================================================================================
       TOTAL CERTIFICATE OF DEPOSIT (COST $229,498)                                 229,498
     ======================================================================================
     COMMERCIAL PAPER (56.5%)
     ASSET BACKED -- AUTOMOTIVE (1.6%)
     DaimlerChrysler Revolving Auto Conduit LLC
       1.04%, 6/3/04                                                  20,000         19,981
     --------------------------------------------------------------------------------------
     ASSET BACKED -- CONSUMER (7.4%)
     Barton Capital Corp.
       1.04%, 5/19/04                                              (a)15,000         14,992
     Gemini Securitization Corp.
       1.04%, 5/12/04                                              (a)25,000         24,992
     Mont Blanc Capital Corp.
       1.04%, 5/25/04                                              (a)35,000         34,976
     Old Line Funding LLC
       1.04%, 5/17/04                                              (a)20,059         20,050
     --------------------------------------------------------------------------------------
                                                                                     95,010
     ======================================================================================
     ASSET BACKED -- CORPORATE (5.8%)
     Amsterdam Funding Corp.
       1.04%, 5/4/04                                               (a)15,000         14,999
     Asset Securitization Capital Co., LLC
       1.05%, 5/12/04 - 5/24/04                                    (a)35,000         34,984
     Atlantis One Funding Corp.
       1.08%, 7/20/04                                              (a)10,000          9,976
     Blue Ridge Asset Funding Corp.
       1.03%, 5/4/04                                               (a)15,000         14,999
     --------------------------------------------------------------------------------------
                                                                                     74,958
     ======================================================================================
     ASSET BACKED -- DIVERSIFIED (2.7%)
     Jupiter Securitization Corp.
       1.04%, 6/2/04                                           $   (a)35,000     $   34,968
     --------------------------------------------------------------------------------------
     ASSET BACKED -- MORTGAGE (2.0%)
     Mortgage Interest Networking Trust
       1.04%, 5/20/04                                                 25,000         24,986
     --------------------------------------------------------------------------------------
     ASSET BACKED -- SECURITIES (8.8%)
     Beta Finance, Inc.
       1.07%, 7/6/04                                                  22,000         21,956
     Cancara Asset Securitization Ltd.
       1.04%, 5/27/04                                                 40,000         39,970
     CC USA, Inc.
       1.27%, 10/20/04                                              (a)6,500          6,460
     Clipper Receivables Co., LLC
       1.04%, 5/24/04                                                 20,000         19,987
     Dorada Finance, Inc.
       1.26%, 10/29/04                                             (a)25,000         24,842
     --------------------------------------------------------------------------------------
                                                                                    113,215
     ======================================================================================
     BANKING (1.1%)
     HSBC USA, Inc.
       1.03%, 5/12/04                                                 14,500         14,496
     --------------------------------------------------------------------------------------
     DIVERSIFIED FINANCIAL SERVICES (1.5%)
     General Electric Co.
       1.32%, 12/6/04                                                 20,000         19,839
     --------------------------------------------------------------------------------------
     FINANCE -- CORPORATE (3.1%)
     CIT Group, Inc.
       1.06%, 6/15/04                                                 25,000         24,967
     Moat Funding LLC
       1.03%, 5/10/04                                              (a)15,000         14,996
     --------------------------------------------------------------------------------------
                                                                                     39,963
     ======================================================================================
     INSURANCE (1.6%)
     Metlife Funding, Inc.
       1.08%, 7/21/04                                                 20,000         19,951
     --------------------------------------------------------------------------------------
     INTERNATIONAL BANKS (17.4%)
     Bank of Ireland
       1.14%, 8/23/04                                                 18,500         18,434
     Danske Corp.
       1.04%, 6/1/04                                                  25,000         24,978
     Dexia Delaware LLC
       1.05%, 6/23/04                                                 40,000         39,938
     HBOS Treasury Services plc
       1.13%, 8/25/04                                                  7,000          6,975
     KFW International Finance
       1.16%, 10/1/04                                                  4,000          3,980
       1.19%, 10/12/04                                                25,000         24,864
       1.25%, 10/18/04                                                25,000         24,852
     Nordea NA, Inc./Delaware
       1.04%, 5/28/04                                                 25,000         24,980
     Societe Generale NA, Inc.
       1.04%, 5/5/04                                                  15,000         14,998
       1.05%, 6/3/04                                                  15,000         14,986
     Westpac Banking Corp.
       1.25%, 12/15/04                                                25,000         24,802
     --------------------------------------------------------------------------------------
                                                                                    223,787
     ======================================================================================

     4  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                          2004 SEMI-ANNUAL REPORT

                                          April 30, 2004 (unaudited)

     STATEMENT OF NET ASSETS (CONT'D)

     MONEY MARKET PORTFOLIO

                                                                        FACE
                                                                      AMOUNT          VALUE
                                                                       (000)          (000)
     --------------------------------------------------------------------------------------
     INVESTMENT BANKERS/BROKERS/SERVICES (3.5%)
     Citigroup Global Markets Holdings, Inc.
       1.03%, 5/20/04                                          $      20,000     $   19,989
       1.04%, 6/17/04                                                 25,000         24,966
     --------------------------------------------------------------------------------------
                                                                                     44,955
     ======================================================================================
       TOTAL COMMERCIAL PAPER (COST $726,109)                                       726,109
     ======================================================================================
     CORPORATE NOTES (14.6%)
     ASSET BACKED -- SECURITIES (3.9%)
     Beta Finance, Inc.
       1.04%, 3/29/05                                            (a)(b)7,500          7,499
     CC USA, Inc.
       1.195%, 4/25/05                                          (a)(b)25,000         25,019
     Dorada Finance, Inc.
       1.085%, 3/18/05                                          (a)(b)17,500         17,496
     --------------------------------------------------------------------------------------
                                                                                     50,014
     ======================================================================================
     DIVERSIFIED FINANCIAL SERVICES (1.3%)
     General Electric Capital Corp.
       1.235%, 3/15/05                                             (b)13,000         13,021
       1.33%, 3/21/05                                            (a)(b)4,000          4,008
     --------------------------------------------------------------------------------------
                                                                                     17,029
     ======================================================================================
     FINANCE -- CONSUMER (2.0%)
     American Express Credit Corp.
       1.22%, 12/16/04                                             (b)25,000         25,025
     --------------------------------------------------------------------------------------
     INSURANCE (2.2%)
     AIG SunAmerica Global Financing VIII
       1.225%, 11/15/04                                          (a)(b)8,550          8,557
     American General Finance Corp.
       1.35%, 8/6/04                                               (b)20,000         20,012
     --------------------------------------------------------------------------------------
                                                                                     28,569
     ======================================================================================
     INTERNATIONAL BANKS (3.1%)
     HBOS Treasury Services plc
       1.16%, 3/14/05                                           (a)(b)25,000         25,022
     Westpac Banking Corp./New York
       1.14%, 4/25/05                                              (b)15,000         15,004
     --------------------------------------------------------------------------------------
                                                                                     40,026
     ======================================================================================
     INVESTMENT BANKERS/BROKERS/SERVICES (2.1%)
     Goldman Sachs Group, Inc.
       1.33%, 6/25/04                                              (b)10,000         10,004
     Merrill Lynch & Co., Inc.
       1.42%, 5/21/04                                              (b)17,500         17,504
     --------------------------------------------------------------------------------------
                                                                                     27,508
     ======================================================================================
       TOTAL CORPORATE NOTES (COST $188,171)                                        188,171
     ======================================================================================
     REPURCHASE AGREEMENTS (11.0%)
     CS First Boston LLC, 1.03%, dated 4/30/04,
       due 5/3/04, repurchase price $71,316                        (c)71,310         71,310
     J.P. Morgan Securities, Inc., 1.03%,
       dated 4/30/04, due 5/3/04,
       repurchase price $70,006                                    (c)70,000         70,000
     --------------------------------------------------------------------------------------
       TOTAL REPURCHASE AGREEMENTS (COST $141,310)                                  141,310
     ======================================================================================

                                                                                      VALUE
                                                                                      (000)
     --------------------------------------------------------------------------------------
     TOTAL INVESTMENTS (100.0%) (COST $1,285,088)                                $1,285,088
     ======================================================================================

                                                                      AMOUNT
                                                                       (000)
     --------------------------------------------------------------------------------------
     OTHER ASSETS (0.1%)
       Cash                                                    $          13
       Interest Receivable                                               686
       Receivable from Investment Adviser                                 35
       Other                                                               6            740
     --------------------------------------------------------------------------------------
     LIABILITIES (-0.1%)
       Dividends Declared                                               (819)
       Payable for Administrative Fees                                   (41)
       Payable for Custodian Fees                                         (2)
       Service and Shareholder Administration
         Plan Fees Payable -- Advisory Class                            (@--)
       Other Liabilities                                                 (66)          (928)
     --------------------------------------------------------------------------------------
     NET ASSETS (100%)                                                           $1,284,900
     ======================================================================================
     NET ASSETS CONSIST OF:
     Paid-in Capital                                                             $1,284,900
     ======================================================================================
     INSTITUTIONAL CLASS:
     NET ASSETS                                                                  $1,284,391
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE

       Applicable to 1,284,391,371 outstanding $0.01 par
         value shares of beneficial interest (unlimited
         number of shares authorized)                                            $     1.00
     ======================================================================================
     ADVISORY CLASS:
     NET ASSETS                                                                  $      509
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE

       Applicable to 509,020 outstanding $0.01 par value
         shares of beneficial interest (unlimited number of
         shares authorized)                                                      $     1.00
     ======================================================================================

     (a)  144A security -- certain conditions for public sale may exist.
     (b) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2004.
     (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets.
     @    Amount is less than $500.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  5

2004 SEMI-ANNUAL REPORT

April 30, 2004 (unaudited)

     STATEMENT OF NET ASSETS

     PRIME PORTFOLIO

                                                                        FACE
                                                                      AMOUNT          VALUE
                                                                       (000)          (000)
     --------------------------------------------------------------------------------------
     CERTIFICATE OF DEPOSIT (9.4%)
     MAJOR BANKS (9.4%)
     Fifth Third Bank
       1.075%, 9/20/04                                         $      20,000     $   20,001
     First Tennessee Bank NA
       1.03%, 5/12/04 - 5/28/04                                      105,000        105,000
     State Street Bank & Trust Co.
       1.04%, 6/28/04                                                 17,500         17,500
     US Bank National Association
       1.19%, 11/29/04                                                15,000         15,000
       1.20%, 3/11/05                                                 35,000         34,942
     Wells Fargo Bank NA
       1.03%, 5/24/04 - 5/28/04                                      100,000        100,000
     --------------------------------------------------------------------------------------
       TOTAL CERTIFICATE OF DEPOSIT (COST $292,443)                                 292,443
     ======================================================================================
     COMMERCIAL PAPER (65.7%)
     ASSET BACKED -- AUTOMOTIVE (2.0%)
     DaimlerChrysler Revolving Auto Conduit LLC
       1.04%, 5/17/04 - 6/3/04                                        61,991         61,943
     --------------------------------------------------------------------------------------
     ASSET BACKED -- CONSUMER (13.4%)
     Barton Capital Corp.
       1.04%, 5/6/04 - 5/19/04                                     (a)75,000         74,970
     Gemini Securitization Corp.
       1.04%, 5/12/04                                              (a)25,000         24,992
       1.04%, 6/1/04                                                  50,122         50,077
     Old Line Funding LLC
       1.03%, 5/7/04                                               (a)38,035         38,028
       1.04%, 5/17/04 - 6/7/04                                     (a)67,838         67,781
     Receivables Capital Corp.
       1.03%, 5/21/04                                              (a)25,000         24,986
     Sheffield Receivables Co.
       1.04%, 5/24/04                                              (a)50,000         49,967
     Thames Asset Global Securitization
       1.03%, 5/17/04                                              (a)20,319         20,310
       1.04%, 5/12/04 - 5/20/04                                    (a)64,282         64,255
     --------------------------------------------------------------------------------------
                                                                                    415,366
     ======================================================================================
     ASSET BACKED -- CORPORATE (12.3%)
     Amsterdam Funding Corp.
       1.04%, 5/4/04 - 6/1/04                                      (a)70,000         69,974
     Asset Securitization Capital Co., LLC
       1.05%, 5/13/04 - 5/26/04                                      101,500        101,439
     Atlantis One Funding Corp.
       1.19%, 10/18/04                                                25,000         24,859
       1.20%, 10/12/04                                             (a)49,424         49,154
     CAFCO LLC
       1.04%, 6/2/04                                               (a)35,500         35,467
     Moat Funding LLC
       1.04%, 5/19/04                                              (a)25,000         24,987
       1.10%, 7/27/04                                              (a)33,000         32,912
     Tulip Funding Corp.
       1.04%, 5/24/04                                              (a)45,000         44,970
     --------------------------------------------------------------------------------------
                                                                                    383,762
     ======================================================================================
     ASSET BACKED -- DIVERSIFIED (7.0%)
     CRC Funding LLC
       1.03%, 5/7/04                                           $   (a)35,000     $   34,994
     Fairway Finance Corp.
       1.03%, 5/3/04                                               (a)25,000         24,998
       1.04%, 5/13/04                                                 38,288         38,275
     Jupiter Securitization Corp.
       1.04%, 5/24/04                                              (a)44,052         44,023
     Yorktown Capital LLC
       1.03%, 5/12/04                                                 75,000         74,976
     --------------------------------------------------------------------------------------
                                                                                    217,266
     ======================================================================================
     ASSET BACKED -- MORTGAGE (3.9%)
     Mortgage Interest Networking Trust
       1.04%, 5/20/04                                                 35,000         34,981
       1.05%, 6/16/04                                                 85,000         84,886
     --------------------------------------------------------------------------------------
                                                                                    119,867
     ======================================================================================
     ASSET BACKED -- SECURITIES (8.8%)
     Beta Finance, Inc.
       1.07%, 7/6/04                                                  25,000         24,950
       1.26%, 10/29/04                                                43,000         42,728
     Cancara Asset Securitization Ltd.
       1.04%, 5/24/04                                              (a)38,079         38,054
       1.04%, 5/27/04                                                 50,000         49,962
       1.11%, 7/27/04                                              (a)29,201         29,123
     Clipper Receivables Co., LLC
       1.04%, 5/24/04                                                 30,000         29,980
       1.05%, 6/14/04 - 6/25/04                                       45,000         44,936
     Dorada Finance, Inc.
       1.26%, 10/29/04                                             (a)14,000         13,911
     --------------------------------------------------------------------------------------
                                                                                    273,644
     ======================================================================================
     BANKING (1.4%)
     HSBC USA, Inc.
       1.03%, 5/12/04                                                 45,000         44,986
     --------------------------------------------------------------------------------------
     DIVERSIFIED FINANCIAL SERVICES (0.8%)
     General Electric Capital Corp.
       1.21%, 10/4/04                                                 25,000         24,869
     --------------------------------------------------------------------------------------
     FINANCE -- CORPORATE (7.0%)
     CIT Group, Inc.
       1.04%, 5/4/04                                                  18,500         18,499
       1.04%, 5/25/04                                              (a)40,000         39,972
       1.05%, 6/2/04                                                  30,000         29,972
       1.06%, 6/15/04                                                 37,500         37,450
     Mont Blanc Capital Corp.
       1.04%, 5/25/04                                              (a)90,000         89,938
     --------------------------------------------------------------------------------------
                                                                                    215,831
     ======================================================================================
     INSURANCE (2.4%)
     American General Corp.
       1.04%, 6/3/04                                                  25,000         24,976
     Metlife Funding, Inc.
       1.08%, 7/21/04                                                 50,000         49,878
     --------------------------------------------------------------------------------------
                                                                                     74,854
     ======================================================================================

     6 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                          2004 SEMI-ANNUAL REPORT

                                          April 30, 2004 (unaudited)

     STATEMENT OF NET ASSETS (CONT'D)

     PRIME PORTFOLIO

                                                                        FACE
                                                                      AMOUNT          VALUE
                                                                       (000)          (000)
     --------------------------------------------------------------------------------------
     INTERNATIONAL BANKS (1.6%)
     UBS Finance, Inc./Delaware
       1.24%, 12/23/04                                         $      50,000     $   49,594
     --------------------------------------------------------------------------------------
     INVESTMENT BANKERS/BROKERS/SERVICES (4.3%)
     Citigroup Global Markets Holdings, Inc.
       1.03%, 5/20/04                                                 10,000          9,995
       1.04%, 6/17/04                                                 50,000         49,932
     Goldman Sachs Group, Inc.
       1.03%, 5/20/04                                                 75,000         74,959
     --------------------------------------------------------------------------------------
                                                                                    134,886
     ======================================================================================
     MAJOR PHARMACEUTICALS (0.8%)
     Pfizer, Inc.
       1.23%, 10/13/04                                             (a)25,000         24,859
     --------------------------------------------------------------------------------------
       TOTAL COMMERCIAL PAPER (COST $2,041,727)                                   2,041,727
     ======================================================================================
     CORPORATE NOTES (12.1%)
     ASSET BACKED -- SECURITIES (5.5%)
     Beta Finance, Inc.
       1.04%, 3/29/05                                           (a)(b)50,000         49,991
     CC USA, Inc.
       1.035%, 3/29/05                                          (a)(b)22,000         21,995
       1.195%, 4/25/05                                          (a)(b)75,000         75,058
       1.335%, 8/13/04                                              (a)5,000          5,003
     Dorada Finance, Inc.
       1.085%, 3/18/05                                          (a)(b)20,000         19,996
     --------------------------------------------------------------------------------------
                                                                                    172,043
     ======================================================================================
     BANKING (0.6%)
     Bank of America Corp.
       6.63%, 6/15/04                                                  3,500          3,524
     Citigroup, Inc.
       1.20%, 2/7/05                                               (b)15,000         15,016
     --------------------------------------------------------------------------------------
                                                                                     18,540
     ======================================================================================
     DIVERSIFIED FINANCIAL SERVICES (1.4%)
     General Electric Capital Corp.
       1.235%, 3/15/05                                              (b)8,000          8,013
       1.30%, 2/4/05                                                (b)5,000          5,006
       1.32%, 9/24/04                                              (b)25,000         25,021
       1.33%, 3/21/05                                            (a)(b)4,000          4,008
     --------------------------------------------------------------------------------------
                                                                                     42,048
     ======================================================================================
     INSURANCE (3.0%)
     AIG SunAmerica Global Financing VIII
       1.225%, 11/15/04                                         (a)(b)18,500         18,516
     AIG SunAmerica Global Financing XIII
       1.36%, 5/23/05                                           (a)(b)48,000         48,120
     Allstate Financial Global Funding
       1.21%, 8/16/04                                           (a)(b)25,000         25,011
     --------------------------------------------------------------------------------------
                                                                                     91,647
     ======================================================================================
     INVESTMENT BANKERS/BROKERS/SERVICES (0.8%)
     Goldman Sachs Group, Inc.
       1.40%, 5/10/04                                               (b)3,500          3,500
     Merrill Lynch & Co., Inc.
       1.42%, 5/21/04                                              (b)22,500         22,505
     --------------------------------------------------------------------------------------
                                                                                     26,005
     ======================================================================================
     MAJOR BANKS (0.8%)
     SunTrust Bank
       1.08%, 4/1/05                                           $   (b)20,000     $   19,998
     Wells Fargo Bank NA
       1.04%, 6/17/04                                               (b)5,000          5,000
     --------------------------------------------------------------------------------------
                                                                                     24,998
     ======================================================================================
       TOTAL CORPORATE NOTES (COST $375,281)                                        375,281
     ======================================================================================
     REPURCHASE AGREEMENTS (13.3%)
     CS First Boston LLC, 1.03%, dated 4/30/04,
      due 5/3/04, repurchase price $209,623                       (c)209,605        209,605
     J.P. Morgan Securities, Inc., 1.03%,
       dated 4/30/04, due 5/3/04,
       repurchase price $205,018                                  (c)205,000        205,000
     --------------------------------------------------------------------------------------
       TOTAL REPURCHASE AGREEMENTS (COST $414,605)                                  414,605
     ======================================================================================
     TOTAL INVESTMENTS (100.5%) (COST $3,124,056)                                 3,124,056
     ======================================================================================

                                                                      AMOUNT
                                                                       (000)
     --------------------------------------------------------------------------------------
     OTHER ASSETS (0.0%)
       Cash                                                                6
       Interest Receivable                                               826
       Receivable from Investment Adviser                                 47
       Other                                                               7            886
     --------------------------------------------------------------------------------------
     LIABILITIES (-0.5%)
       Payable for Investments Purchased                             (15,023)
       Dividends Declared                                             (1,552)
       Payable for Administrative Fees                                   (78)
       Payable for Custodian Fees                                         (2)
       Service and Shareholder Administration
         Plan Fees Payable -- Advisory Class                            (@--)
       Other Liabilities                                                 (66)       (16,721)
     --------------------------------------------------------------------------------------
     NET ASSETS (100%)                                                           $3,108,221
     ======================================================================================
     NET ASSETS CONSIST OF:
     Paid-in Capital                                                             $3,108,221
     ======================================================================================
     INSTITUTIONAL CLASS:
     NET ASSETS                                                                  $3,096,061
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE

       Applicable to 3,096,060,862 outstanding $0.01 par
         value shares of beneficial interest (unlimited
         number of shares authorized)                                            $     1.00
     ======================================================================================
     ADVISORY CLASS:
     NET ASSETS                                                                  $   12,160
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE

       Applicable to 12,160,423 outstanding $0.01 par value
         shares of beneficial interest (unlimited number of
         shares authorized)                                                      $     1.00
     ======================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   7

2004 SEMI-ANNUAL REPORT

April 30, 2004 (unaudited)

     STATEMENT OF NET ASSETS (CONT'D)

     PRIME PORTFOLIO

     (a)  144A security -- certain conditions for public sale may exist.
     (b) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2004.
     (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets.
     @    Amount is less than $500.


     8  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                          2004 SEMI-ANNUAL REPORT

                                          April 30, 2004 (unaudited)

     STATEMENT OF NET ASSETS

     TAX-EXEMPT PORTFOLIO

                                                                        FACE
                                                                      AMOUNT          VALUE
                                                                       (000)          (000)
     --------------------------------------------------------------------------------------
     TAX-EXEMPT INSTRUMENTS (98.5%)
     COMMERCIAL PAPER (7.1%)
     Broward County, FL, Sales Tax, Series A
       1.08%, 5/7/04                                           $       1,500     $    1,500
     Massachusetts, Series H
       1.05%, 5/20/04                                                  1,000          1,000
     South Carolina Public Service Authority, Santee
      Cooper, Series 1998
       1.05%, 6/7/04                                                   1,000          1,000
     --------------------------------------------------------------------------------------
                                                                                      3,500
     ======================================================================================
     DAILY VARIABLE RATE BONDS (15.0%)
     Breckinridge County, KY, Kentucky Association of
      Counties Leasing Trust 2002, Series A
       1.10%, 2/1/32                                                   1,000          1,000
     Colorado Health Facilities Authority, National Jewish
      Federation, Series 2003
       1.10%, 9/1/33                                                     600            600
     Hapeville Development Authority, GA, Hapeville
      Hotel Ltd., Series 1985
       1.08%, 11/1/15                                                  1,600          1,600
     Harris County Health Facilities Development Corp., TX,
      Methodist Hospital, Series 2002
       1.10%, 12/1/32                                                  1,660          1,660
     Massachusetts Health & Educational Facilities
      Authority, Capital Asset, Series D (MBIA)
       1.08%, 1/1/35                                                     100            100
     Murray City, UT, IHC Health Services, Inc., Series 2003 C
       1.10%, 5/15/36                                                    600            600
     University of Missouri, Series 2001 A
       1.10%, 11/1/31                                                  1,345          1,345
     West Side Calhoun, TX, Sohio Chemical Co., Series 1985
       1.10%, 12/1/15                                                    500            500
     --------------------------------------------------------------------------------------
                                                                                      7,405
     ======================================================================================
     MUNICIPAL BONDS & NOTES (12.5%)
     Collier County, FL, Gas Tax, Series 2003 (Ambac)
       2.00%, 6/1/04                                                   2,085          2,087
     Illinois Finance Authority, Series 2004-A School Notes
       1.80%, 12/1/04                                                  1,000          1,003
     Minot, ND, Certificates of Indebtedness of 2003
       1.25%, 6/15/04                                                  1,000          1,000
     New Mexico, Series 1999
       5.00%, 9/1/04                                                     700            709
     Puerto Rico, Series 2003 TRANs
       2.00%, 7/30/04                                                    400            401
     West Palm Beach, FL, Utility System, Series 1996,
      Prerefunded 10/1/04 @ 101 (MBIA)
       5.75%, 10/1/27                                                    450            464
     Wisconsin, 1998, Series 2
       5.00%, 5/1/04                                                     500            500
     --------------------------------------------------------------------------------------
                                                                                      6,164
     ======================================================================================
     WEEKLY VARIABLE RATE BONDS (63.9%)
     Allegheny County Hospital Development Authority, PA,
      Presbyterian-University Health System, Inc.,
      Series 2001A (MBIA)
       1.09%, 3/1/20                                                   1,200          1,200
     American Public Energy Agency, NE, National Public
      Gas Agency 2003, Series A
       1.115%, 2/1/14                                          $       1,500     $    1,500
     Bexar County Housing Finance Corp., TX, Multi-Family
      PT-2082
       1.13%, 1/20/10                                                  1,500          1,500
     California Statewide Communities Development
      Authority, Kaiser Permanente, Series 2004 L
       1.17%, 4/1/38                                                     700            700
     Charlotte, NC, Convention Facility, Series 2003 B COPs
       1.15%, 12/1/21                                                  1,300          1,300
     Chesapeake Hospital Authority, VA, Chesapeake
      General Hospital, Series 2001 A
       1.13%, 7/1/31                                                   1,150          1,150
     Chicago, IL, Series 1997
       1.08%, 1/1/12                                                   1,810          1,810
     Clayton County, GA, Delta Airlines Projects,
      Series 2000 A
       1.12%, 6/1/29                                                     900            900
     Colorado Health Facilities Authority, Sisters of
      Charity of Leavenworth Health Systerm, Series 2002
       1.09%, 12/1/32                                                  1,200          1,200
     Connecticut Health & Educational Facilities Authority,
      Bradley Health Care, Inc. 1997, Series B
       1.10%, 7/1/29                                                     700            700
     Franklin County, OH, Doctors Ohio-Health Corp.,
      Series 1998
       1.10%, 12/1/28                                                  1,200          1,200
     Hamilton County, OH, Twin Towers and Twin Lakes,
      Series 2003 A
       1.11%, 7/1/23                                                   1,500          1,500
     Harris County Industrial Development Corp., TX,
      Baytank, Inc., Series 1998
       1.08%, 2/1/20                                                   1,500          1,500
     Illinois Housing Development Authority, Illinois Center
      Apartments, Series 1985
       1.09%, 1/1/08                                                   2,000          2,000
     Illinois, Putters, Series 409
       1.13%, 3/1/12                                                     930            930
     Mobile Industrial Development Board, AL,
      Holnam, Inc., Series 1999 B
       1.10%, 6/1/32                                                     700            700
     North Carolina Medical Care Commission, Mission-St.
      Joseph's Health System, Series 2003
       1.15%, 10/1/18                                                  1,175          1,175
     North East Independent School District, TX, Putters,
      Series 393
       1.13%, 2/1/12                                                     700            700
     Oak Forest, IL, Homewood South Suburban Mayors &
      Managers Association, Series 1989
       1.10%, 7/1/24                                                     550            550
     Oakland University, MI, Series 2001 (FGIC)
       1.09%, 3/1/31                                                     710            710
     Omaha, NE, Eagle #2004-001, Class A
       1.15%, 4/1/26                                                   1,000          1,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   9

2004 SEMI-ANNUAL REPORT

April 30, 2004 (unaudited)

     STATEMENT OF NET ASSETS (CONT'D)

     TAX-EXEMPT PORTFOLIO

                                                                        FACE
                                                                      AMOUNT          VALUE
                                                                       (000)          (000)
     --------------------------------------------------------------------------------------
     WEEKLY VARIABLE RATE BONDS (CONT'D)
     Oregon Health Sciences University, OHSU Medical
      Group, Series 2004 A
       1.10%, 7/1/33                                           $       1,400     $    1,400
     Palm Beach County, FL, Hospice of Palm Beach
      County, Inc., Series 2001
       1.10%, 10/1/31                                                  1,500          1,500
     Portland Housing Authority, OR, New Market West,
      Series 2004
       1.12%, 4/1/34                                                     675            675
     Sayre Health Care Facilities Authority, PA, VHA of
      Pennsylvania, Inc., Capital Asset Financing,
      Series 1985 B (Ambac)
       1.10%, 12/1/20                                                  1,600          1,600
     Snohomish County Public Utility District No. 1, WA,
      ROCs II-R, Series 4059 (FSA)
       1.15%, 12/1/20                                                    660            660
     University of Minnesota Regents, Series 1999 A
       1.12%, 1/1/34                                                   1,120          1,120
     Utah County, UT, IHC Health Services, Inc. 2002,
      Series B
       1.09%, 5/15/35                                                    700            700
     --------------------------------------------------------------------------------------
                                                                                     31,580
     ======================================================================================
       TOTAL TAX-EXEMPT INSTRUMENTS (COST $48,649)                                   48,649
     ======================================================================================
     TOTAL INVESTMENTS (98.5%) (COST $48,649)                                        48,649
     ======================================================================================

                                                                      AMOUNT
                                                                       (000)
     --------------------------------------------------------------------------------------
     OTHER ASSETS (1.7%)
       Cash                                                               45
       Receivable for Investments Sold                                   700
       Interest Receivable                                                95
       Receivable from Investment Adviser                                 20            860
     --------------------------------------------------------------------------------------
     LIABILITIES (-0.2%)
       Dividends Declared                                                (32)
       Payable for Custodian Fees                                         (3)
       Payable for Administrative Fees                                    (2)
       Payable for Trustees' Fees and Expenses                            (1)
       Other Liabilities                                                 (77)          (115)
     --------------------------------------------------------------------------------------
     NET ASSETS (100%)                                                              $49,394
     ======================================================================================
     NET ASSETS CONSIST OF:
     Paid-in Capital                                                                $49,394
     ======================================================================================
     INSTITUTIONAL CLASS:
     NET ASSETS                                                                     $49,394
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE

       Applicable to 49,393,831 outstanding $0.01 par value
         shares of beneficial interest (unlimited number of
         shares authorized)                                                         $  1.00
     ======================================================================================

     Ambac  Ambac Assurance Corporation
     FGIC   Financial Guaranty Insurance Company
     FSA    Financial Security Assurance Inc.
     MBIA   MBIA Insurance Corporation

              SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY
                                   (UNAUDITED)

                                                                                    PERCENT
                                                                       VALUE         OF NET
     STATE/TERRITORY                                                   (000)         ASSETS
     --------------------------------------------------------------------------------------
     Alabama                                                   $         700          1.4%
     California                                                          700          1.4
     Colorado                                                          1,800          3.7
     Connecticut                                                         700          1.4
     Florida                                                           5,551         11.2
     Georgia                                                           2,500          5.1
     Illinois                                                          6,293         12.8
     Kentucky                                                          1,000          2.0
     Massachusetts                                                     1,100          2.2
     Michigan                                                            710          1.5
     Minnesota                                                         1,120          2.3
     Missouri                                                          1,345          2.7
     Nebraska                                                          2,500          5.1
     New Mexico                                                          709          1.4
     North Carolina                                                    2,475          5.0
     North Dakota                                                      1,000          2.0
     Ohio                                                              2,700          5.5
     Oregon                                                            2,075          4.2
     Pennsylvania                                                      2,800          5.7
     Puerto Rico                                                         401          0.8
     South Carolina                                                    1,000          2.0
     Texas                                                             5,860         11.9
     Utah                                                              1,300          2.6
     Virgina                                                           1,150          2.3
     Washington                                                          660          1.3
     Wisconsin                                                           500          1.0
     --------------------------------------------------------------------------------------
                                                               $      48,649         98.5%
     ======================================================================================

     10 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                          2004 SEMI-ANNUAL REPORT

                                          April 30, 2004 (unaudited)

     STATEMENTS OF OPERATIONS

     For the Period from February 2, 2004* to April 30, 2004

                                                                                       MONEY                                TAX-
                                                                                      MARKET             PRIME            EXEMPT
                                                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                                       (000)             (000)             (000)
     ---------------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
       Interest                                                                       $1,501            $2,518              $ 75
     ---------------------------------------------------------------------------------------------------------------------------
     EXPENSES:
       Investment Advisory Fees                                                          210               355                11
       Administrative Fees                                                                70               118                 4
       Shareholder Reporting Fees                                                         50                50                50
       Professional Fees                                                                   9                 9                 9
       Custodian Fees                                                                      4                 5                 4
       Trustees' Fees and Expenses                                                         1                 1                 1
       Service and Shareholder Administration Plan Fees -- Advisory Class**              @--               @--                --
       Other Expenses                                                                     23                23                23
     ---------------------------------------------------------------------------------------------------------------------------
         Total Expenses                                                                  367               561               102
     ---------------------------------------------------------------------------------------------------------------------------
       Waiver of Investment Advisory Fees                                               (210)             (355)              (11)
       Expenses Reimbursed by Adviser                                                   (126)             (146)              (90)
     ---------------------------------------------------------------------------------------------------------------------------
         Net Expenses                                                                     31                60                 1
     ---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                             1,470             2,458                74
     ---------------------------------------------------------------------------------------------------------------------------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $1,470            $2,458              $ 74
     ===========================================================================================================================

     *    Commencement of Operations
     ** Reflects activity from February 6, 2004 and April 29, 2004 (dates the Portfolios' Advisory Classes were funded), for the Money Market and Prime Portfolios, respectively.
     @    Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  11

2004 SEMI-ANNUAL REPORT

April 30, 2004 (unaudited)

     STATEMENTS OF CHANGES IN NET ASSETS

     For the Period from February 2, 2004* to April 30, 2004

                                                                                 MONEY MARKET         PRIME            TAX-EXEMPT
                                                                                  PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                                    (000)             (000)              (000)
     ----------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS
     OPERATIONS:
       Net Investment Income                                                      $    1,470       $     2,458          $     74
     ----------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
       INSTITUTIONAL CLASS:
       Net Investment Income                                                          (1,469)           (2,457)              (74)
       ADVISORY CLASS: **
       Net Investment Income                                                              (1)               (1)               --
     ----------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                            (1,470)           (2,458)              (74)
     ----------------------------------------------------------------------------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:(1)
       INSTITUTIONAL CLASS:
       Subscribed                                                                  1,844,664         4,466,605           117,250
       Distributions Reinvested                                                          168               501                 2
       Redeemed                                                                     (560,441)       (1,371,145)          (67,858)
       ADVISORY CLASS: **
       Subscribed                                                                      1,571            12,490                --
       Redeemed                                                                       (1,062)             (330)               --
     ----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from
         Capital Share Transactions                                                1,284,900         3,108,121            49,394
     ----------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets                                     1,284,900         3,108,121            49,394
     NET ASSETS:
       Beginning of Period                                                                --               100                --
     ----------------------------------------------------------------------------------------------------------------------------
       End of Period                                                              $1,284,900       $ 3,108,221          $ 49,394
     ============================================================================================================================
     (1) CAPITAL SHARE TRANSACTIONS:
         INSTITUTIONAL CLASS:
         Shares Subscribed                                                         1,844,664         4,466,605           117,250
         Shares Issued on Distributions Reinvested                                       168               501                 2
         Shares Redeemed                                                            (560,441)       (1,371,145)          (67,858)
     ----------------------------------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Institutional Class Shares Outstanding         1,284,391         3,095,961            49,394
     ============================================================================================================================
         ADVISORY CLASS: **
         Shares Subscribed                                                             1,571            12,490                --
         Shares Redeemed                                                              (1,062)             (330)               --
     ----------------------------------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Advisory Class Shares Outstanding                    509            12,160                --
     ============================================================================================================================

     *    Commencement of Operations
     ** Reflects activity from February 6, 2004 and April 29, 2004 (dates the Portfolios' Advisory Classes were funded), for the Money Market and Prime Portfolios, respectively.

     12 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                          2004 SEMI-ANNUAL REPORT

                                          April 30, 2004 (unaudited)

FINANCIAL HIGHLIGHTS

INSTITUTIONAL CLASS

                                                                                       MONEY
                                                                                      MARKET             PRIME        TAX-EXEMPT
                                                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                              --------------------------------------------------
                                                                                 PERIOD FROM       PERIOD FROM       PERIOD FROM
                                                                                 FEBRUARY 2,       FEBRUARY 2,       FEBRUARY 2,
                                                                                   2004** TO         2004** TO         2004** TO
                                                                                   APRIL 30,         APRIL 30,         APRIL 30,
     SELECTED PER SHARE DATA AND RATIOS                                                 2004              2004              2004
     ---------------------------------------------------------------------------------------------------------------------------
     NET ASSET VALUE, BEGINNING OF PERIOD                                         $    1.000        $    1.000           $ 1.000
     ===========================================================================================================================
     INCOME FROM INVESTMENT OPERATIONS
       Net Investment Income                                                           0.003+            0.003+            0.002+
     ---------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
       Net Investment Income                                                          (0.003)           (0.003)           (0.002)
     ---------------------------------------------------------------------------------------------------------------------------
     NET ASSET VALUE, END OF PERIOD                                               $    1.000        $    1.000           $ 1.000
     ===========================================================================================================================
     TOTAL RETURN                                                                       0.26%#            0.25%#            0.24%#
     ===========================================================================================================================
     RATIOS AND SUPPLEMENTAL DATA:
     Net Assets, End of Period (Thousands)                                        $1,284,391        $3,096,061           $49,394
     Ratio of Expenses to Average Net Assets(1)                                         0.02%*            0.03%*            0.02%*
     Ratio of Net Investment Income to Average Net Assets(1)                            1.05%*            1.03%*            0.99%*
     ---------------------------------------------------------------------------------------------------------------------------
     (1) RATIOS BEFORE EXPENSE LIMITATION:
         Expenses to Average Net Assets                                                 0.26%*            0.24%*            1.38%*
         Net Investment Income to Average Net Assets                                    0.81%*            0.82%*           (0.37)%*
     ---------------------------------------------------------------------------------------------------------------------------

ADVISORY CLASS

                                                                                       MONEY
                                                                                      MARKET             PRIME
                                                                                   PORTFOLIO         PORTFOLIO
                                                                              --------------------------------
                                                                                 PERIOD FROM       PERIOD FROM
                                                                                 FEBRUARY 6,         APRIL 29,
                                                                                    2004^ TO          2004^ TO
                                                                                   APRIL 30,         APRIL 30,
     SELECTED PER SHARE DATA AND RATIOS                                                 2004              2004
     ---------------------------------------------------------------------------------------------------------------------------
     NET ASSET VALUE, BEGINNING OF PERIOD                                            $ 1.000           $ 1.000
     ===========================================================================================================================
     INCOME FROM INVESTMENT OPERATIONS
       Net Investment Income                                                           0.002+            0.000+~
     ---------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
       Net Investment Income                                                          (0.002)           (0.000)~
     ---------------------------------------------------------------------------------------------------------------------------
     NET ASSET VALUE, END OF PERIOD                                                  $ 1.000           $ 1.000
     ===========================================================================================================================
     TOTAL RETURN                                                                       0.19%#            0.00%#
     ===========================================================================================================================
     RATIOS AND SUPPLEMENTAL DATA:
     Net Assets, End of Period (Thousands)                                           $   509           $12,160
     Ratio of Expenses to Average Net Assets(2)                                         0.27%*            0.28%*
     Ratio of Net Investment Income to Average Net Assets(2)                            0.80%*            0.78%*
     ---------------------------------------------------------------------------------------------------------------------------
     (2) RATIOS BEFORE EXPENSE LIMITATION:
         Expenses to Average Net Assets                                                 0.51%*            0.49%*
         Net Investment Income to Average Net Assets                                    0.56%*            0.57%*
     ---------------------------------------------------------------------------------------------------------------------------

     +    Per share amount is based on average shares outstanding.
     ~    Amount is less than $0.0005 per share.
     #    Not Annualized
     *    Annualized
     **   Commencement of Operations
     ^    Date the Portfolio's Advisory Class was funded.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  13

2004 SEMI-ANNUAL REPORT

April 30, 2004 (unaudited)

     NOTES TO FINANCIAL STATEMENTS

     Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a Massachusetts business trust. The Fund is comprised of three separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). Each Portfolio currently offers three classes of shares - Advisory Class, Institutional Class and Investor Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

     For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

     A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

     2. REPURCHASE AGREEMENTS: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

     3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a "first-in-first-out" basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

     B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management, Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory and Management Agreement (the "Agreement") at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that the total operating expenses of each share class will not exceed the amounts noted below in the first year of operations. After the first year of operations, this fee and expense waiver may be discontinued at the sole discretion of the Adviser at any time.

                                                    MAXIMUM
                                                 EXPENSE RATIO
                                      -------------------------------------
                          ADVISORY    INSTITUTIONAL    INVESTOR    ADVISORY
     PORTFOLIO                 FEE            CLASS       CLASS       CLASS
     ----------------------------------------------------------------------
     Money Market           0.15%         0.20%          0.30%       0.45%
     Prime                  0.15          0.20           0.30        0.45
     Tax-Exempt             0.15          0.20           0.30        0.45

     The Ratio of Expenses to Average Net Assets disclosed in the Portfolios' Financial Highlights are lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

     The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, makes day-to-day investment decisions for the Portfolios and places the Portfolios' purchase and sales orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

                                          2004 SEMI-ANNUAL REPORT

                                          April 30, 2004 (unaudited)

     NOTES TO FINANCIAL STATEMENTS (CONT'D)

     C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.05% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

     D. DISTRIBUTOR: Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, and an affiliate of MS Investment Management, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Investor Class shares pursuant to which its Investor Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.10% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services to shareholders. The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

     E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

     F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     G. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

     H. OTHER: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At April 30, 2004, approximately 14.0% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

                                          PERCENTAGE OF
                INSURER                    NET ASSETS
                ---------------------------------------
                Ambac                         7.5%
                FSA                           1.3
                MBIA                          3.8
                FGIC                          1.4

     At April 30, 2004, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Port-folios.These Portfolios and the aggregate percentage of such owners were as follows:

                                PERCENTAGE OF OWNERSHIP
                       -----------------------------------------
                       INSTITUTIONAL      INVESTOR      ADVISORY
     PORTFOLIO             CLASS           CLASS         CLASS
     -----------------------------------------------------------
     Money Market          56.4%            --%          100.0%
     Prime                 35.1             --           100.0
     Tax-Exempt            99.7             --              --

2004 SEMI-ANNUAL REPORT

April 30, 2004 (unaudited)

     TRUSTEE AND OFFICER INFORMATION

     TRUSTEES

     Michael Bozic

     Charles A. Fiumefreddo

     Edwin J. Garn

     Wayne E. Hedien

     James F. Higgins

     Dr. Manuel H. Johnson

     Joseph J. Kearns

     Michael Nugent

     Fergus Reid

     INVESTMENT ADVISER AND ADMINISTRATOR
     Morgan Stanley Investment Management Inc.
     1221 Avenue of the Americas
     New York, NY 10020

     DISTRIBUTOR
     Morgan Stanley & Co., Incorporated
     1221 Avenue of the Americas
     New York, NY 10020

     CUSTODIAN
     JPMorgan Chase Bank
     270 Park Avenue
     New York, NY 10017

     OFFICERS

     Charles A. Fiumefreddo
     CHAIRMAN OF THE BOARD

     Mitchell M. Merin
     PRESIDENT

     Ronald E. Robison
     EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

     Barry Fink
     VICE PRESIDENT

     Joseph J. McAlinden
     VICE PRESIDENT

     Stefanie V. Chang
     VICE PRESIDENT

     James W. Garrett
     TREASURER AND CHIEF FINANCIAL OFFICER

     Michael J. Leary
     ASSISTANT TREASURER

     Mary E. Mullin
     SECRETARY

     LEGAL COUNSEL
     Clifford Chance US LLP
     31 West 52nd Street
     New York, NY 10019

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     Ernst & Young LLP
     200 Clarendon Street
     Boston, MA 02116-5072


     This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1 (888) 378-1630.

     Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1 (888) 378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
MSILF: (888) 378-1630

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [Reserved]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8.  [Reserved]

ITEM 9.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Morgan Stanley Institutional Liquidity Funds, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    June 22, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    June 22, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    June 22, 2004